UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21574

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Income Trust

(EFT)

Semiannual Report

November 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2015

Eaton Vance

Floating-Rate Income Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	43

Important Notices	44

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Performance1,2

Portfolio Managers Scott H. Page, CFA and Ralph Hinckley, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	06/29/2004	–4.85%	–2.19%	5.15%	4.81%
Fund at Market Price	—	–5.44	–1.60	2.26	4.87
S&P/LSTA Leveraged Loan Index	—	–2.80%	–0.89%	3.88%	4.47%

% Premium/Discount to NAV[3]
					–8.76%

Distributions[4]
Total Distributions per share for the period					$0.454
Distribution Rate at NAV					6.42%
Distribution Rate at Market Price					7.04%

% Total Leverage[5]
Borrowings					30.58%
Variable Rate Term Preferred Shares (VRTP Shares)					8.49

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Fund Profile

Top 10 Issuers (% of total investments)6

Asurion, LLC	1.3%
Community Health Systems, Inc.	1.1
Valeant Pharmaceuticals International, Inc.	1.1
First Data Corporation	1.0
Virgin Media Investment Holdings Limited	0.9
Calpine Corporation	0.9
Reynolds Group Holdings, Inc.	0.9
FMG Resources (August 2006) Pty. Ltd.	0.9
Intelsat Jackson Holdings S.A.	0.9
MEG Energy Corp.	0.8
Total	9.8%

Top 10 Sectors (% of total investments)6

Health Care	10.7%
Electronics/Electrical	8.6
Business Equipment and Services	6.2
Retailers (Except Food and Drug)	5.5
Chemicals and Plastics	5.1
Lodging and Casinos	4.0
Leisure Goods/Activities/Movies	3.8
Food Products	3.4
Oil and Gas	3.2
Insurance	3.1
Total	53.6%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 141.0%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.8%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021		1,079	$1,080,595
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		325	299,388
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		444	355,531
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		2,037	1,802,484
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		4,688	4,588,013
Term Loan, 3.75%, Maturing June 4, 2021		2,024	1,979,952

			$10,105,963

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019		2,625	$2,229,675

			$2,229,675

Automotive — 3.9%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020		1,064	$1,065,424
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		2,906	2,903,132
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017		3,393	3,389,314
Term Loan, 3.25%, Maturing December 31, 2018		2,290	2,280,106
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		691	684,049
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		1,081	1,078,723
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		4,296	3,869,641
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		543	529,547
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		2,324	2,296,068
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		381	382,554
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	900	939,801
Term Loan, 4.50%, Maturing June 30, 2022		1,325	1,312,578

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	828	$819,378
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	685	682,698

		$22,233,013

Beverage and Tobacco — 0.4%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	1,465	$1,281,510
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	1,000	945,000

		$2,226,510

Brokerage / Securities Dealers / Investment Houses — 0.3%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	349	$349,343
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	300	298,500
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	864	846,782

		$1,494,625

Building and Development — 3.0%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,092	$1,086,813
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	1,119	1,110,980
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	662	643,309
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	2,843	2,805,119
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	5,146	4,776,490
Headwaters Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	224	225,139
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	1,016	1,012,118
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,350	1,352,531
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,722	1,709,998
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	975	973,760

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022		698	$695,631
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		642	630,370

			$17,022,258

Business Equipment and Services — 9.8%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		3,688	$3,546,477
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022		675	673,144
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		3,019	2,694,472
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		880	813,950
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020		909	888,203
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		1,171	1,093,797
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		487	481,822
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		675	559,032
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		1,034	1,029,699
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		299	298,876
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		1,548	1,160,709
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(3)		298	136,979
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)		522	128,830
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		4,942	4,874,331
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,598	1,589,450
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		1,666	1,657,922
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		120	116,521
Term Loan, 4.00%, Maturing November 6, 2020		1,090	1,060,415
Term Loan, 4.75%, Maturing November 6, 2020	CAD	686	497,953

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		521	$520,168
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		2,153	2,139,591
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,323	1,324,753
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		525	522,375
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,260	1,332,917
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		3,056	3,044,213
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		2,658	2,645,731
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		1,223	1,239,888
Match Group, Inc.
Term Loan, 5.50%, Maturing November 6, 2022		1,275	1,268,625
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		999	809,241
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		592	587,799
Term Loan, 4.50%, Maturing April 2, 2022		746	731,325
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		598	594,475
RCS Capital Corporation
Term Loan, 7.50%, Maturing April 29, 2019		2,596	2,400,985
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021		1,000	910,000
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		1,233	1,214,805
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		1,000	988,750
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		4,643	4,625,800
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		984	982,805
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		1,312	1,294,670
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		48	47,347
Term Loan, 4.25%, Maturing May 14, 2022		276	270,357
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		3,555	3,512,147

			$56,311,349

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 3.6%
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023		2,275	$2,269,845
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		1,590	1,575,360
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021		963	954,388
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		4,300	4,298,658
Numericable Group SA
Term Loan, 4.00%, Maturing July 29, 2022	EUR	775	810,638
Term Loan, 4.00%, Maturing July 31, 2022		425	415,703
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		1,139	1,117,967
Term Loan, 4.50%, Maturing May 21, 2020		1,317	1,292,243
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		2,932	2,893,011
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,650	2,461,378
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	424	440,492
Term Loan, 3.75%, Maturing January 15, 2022	EUR	659	683,766
Term Loan, 3.75%, Maturing January 15, 2022	EUR	1,192	1,237,629

			$20,451,078

Chemicals and Plastics — 7.6%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		306	$305,017
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		159	158,259
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		317	315,504
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		3,673	3,647,252
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		2,955	2,953,969
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		1,122	1,041,297
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		1,243	1,236,143
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		569	566,285
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		625	598,437
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		165	163,266

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		998	$984,089
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,470	2,461,783
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		1,189	1,180,589
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	473	491,548
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		4,556	4,491,845
Term Loan, 4.25%, Maturing March 31, 2022		771	757,050
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		320	291,314
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		1,450	1,410,952
Term Loan, 4.75%, Maturing June 7, 2020		670	653,189
Term Loan, Maturing June 7, 2020(2)		600	584,938
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		1,400	1,396,884
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		950	942,281
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		619	621,844
Term Loan, 5.00%, Maturing July 25, 2021	EUR	1,064	1,130,407
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		760	731,968
Term Loan - Second Lien, 9.50%, Maturing July 15, 2020		1,000	908,750
PolyOne Corporation
Term Loan, 3.75%, Maturing November 11, 2022		550	550,516
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		1,289	1,284,134
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		322	315,013
Term Loan, 4.50%, Maturing July 31, 2021	EUR	1,064	1,122,325
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		78	78,257
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		443	443,457
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		1,845	1,829,558
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		3,172	2,900,972
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		3,600	3,506,144

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		1,372	$1,368,134

			$43,423,370

Clothing / Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		1,800	$1,607,999

			$1,607,999

Conglomerates — 0.7%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	1,103	$1,662,989
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,096	2,384,043

			$4,047,032

Containers and Glass Products — 3.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,340	$2,300,999
Term Loan, 3.75%, Maturing January 6, 2021		680	672,976
Term Loan, 4.00%, Maturing October 1, 2022		1,250	1,244,688
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		1,662	1,663,822
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		444	440,672
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 4.25%, Maturing March 13, 2022	EUR	2,189	2,315,967
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		1,343	1,336,720
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		1,394	1,384,441
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		3,558	3,550,516
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		643	637,730
Verallia
Term Loan, 5.00%, Maturing August 7, 2022	EUR	1,825	1,933,024

			$17,481,555

Cosmetics / Toiletries — 1.7%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022		950	$949,098

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries (continued)
Galleria Co.
Term Loan, Maturing September 22, 2022(2)		1,900	$1,902,945
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		1,750	1,737,969
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021		799	796,624
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,303	1,301,709
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		3,354	3,205,729

			$9,894,074

Drugs — 3.1%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		413	$412,508
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		1,200	1,140,000
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		963	941,871
Term Loan, 4.50%, Maturing March 11, 2021	EUR	321	339,595
Term Loan, 4.50%, Maturing March 11, 2021	EUR	746	789,603
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		2,925	2,879,905
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		1,675	1,613,800
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing December 11, 2019		2,774	2,626,939
Term Loan, 3.75%, Maturing August 5, 2020		3,543	3,348,206
Term Loan, 4.00%, Maturing April 1, 2022		4,020	3,806,360

			$17,898,787

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		2,060	$2,018,212
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		2,291	2,176,416

			$4,194,628

Electronics / Electrical — 13.7%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		2,211	$1,608,357
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		5,902	5,888,161

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	1,073	$1,066,350
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	371	370,786
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022	1,025	1,014,750
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	1,265	904,489
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	6,517	6,498,109
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	349	347,816
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023	450	449,812
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	369	367,969
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	921	858,950
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	1,485	1,474,491
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	628	627,750
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	2,162	2,161,278
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	4,804	4,792,898
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	638	631,748
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023	625	594,531
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	6,758	6,466,430
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	3,475	3,384,713
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	622	581,453
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	568	567,812
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	1,164	1,161,326
Term Loan, 5.25%, Maturing November 19, 2021	2,069	2,064,841
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,524	1,524,998
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	1,361	1,346,072

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	661	$657,633
NXP B.V.
Term Loan, Maturing October 30, 2020(2)	1,925	1,917,300
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	451	448,547
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	2,256	2,174,967
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	250	237,708
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,430	1,430,086
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	750	748,125
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	6,191	5,631,805
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	220	219,924
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	3,987	3,392,903
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	595	595,000
SS&C Technologies, Inc.
Term Loan, 3.75%, Maturing July 8, 2022	332	332,168
Term Loan, 3.75%, Maturing July 8, 2022	2,211	2,210,197
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	2,431	2,430,568
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	2,329	2,259,303
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	944	944,780
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	1,711	1,707,032
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,004	1,002,879
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,465	1,456,740
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	2,190	2,199,524

		$78,753,079

Financial Intermediaries — 4.6%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	2,479	$2,436,025
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	1,425	1,407,188

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		2,257	$2,260,011
First Data Corporation
Term Loan, 3.71%, Maturing March 24, 2018		5,061	5,023,143
Term Loan, 3.71%, Maturing September 24, 2018		2,100	2,082,937
Term Loan, 3.96%, Maturing July 8, 2022		850	840,349
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		1,299	1,284,742
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		1,474	1,471,309
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022		575	577,696
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		852	847,369
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		540	554,023
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		482	477,437
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		148	148,108
Term Loan, 6.25%, Maturing September 4, 2018		721	723,123
Term Loan, 6.25%, Maturing September 4, 2018		809	810,521
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		1,555	1,557,294
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		962	957,146
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		293	290,063
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		699	700,676
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		2,448	2,132,437

			$26,581,597

Food Products — 4.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		3,975	$3,977,611
Term Loan - Second Lien, 9.50%, Maturing October 10, 2017		700	694,750
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,431	1,432,861
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	778	822,340
Term Loan, 4.25%, Maturing July 2, 2022		2,334	2,322,334

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Products (continued)
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019	1,046	$1,044,032
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	2,768	2,650,114
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018	216	215,866
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018	1,340	1,337,561
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	936	931,656
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018	969	969,397
Term Loan, 3.75%, Maturing September 18, 2020	1,715	1,713,914
Term Loan, 4.00%, Maturing October 30, 2022	750	747,183
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	6,658	6,579,102
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021	295	295,734

		$25,734,455

Food Service — 3.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 12, 2021	5,206	$5,196,379
Aramark Services, Inc.
Term Loan, 3.69%, Maturing July 26, 2016	85	84,315
Term Loan, 3.69%, Maturing July 26, 2016	153	152,183
CEC Entertainment, Inc.
Term Loan, 4.25%, Maturing February 14, 2021	813	770,978
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019	1,106	1,089,250
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	2,366	2,369,028
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018	1,713	1,693,502
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	450	436,844
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	293	289,035
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	4,448	4,430,929
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	7,434	5,854,570

		$22,367,013

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 3.4%
Albertsons, LLC
Term Loan, 5.38%, Maturing March 21, 2019	2,434	$2,433,554
Term Loan, 5.00%, Maturing August 25, 2019	3,413	3,410,603
Term Loan, 5.50%, Maturing August 25, 2021	993	993,126
New Albertsons, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	4,833	4,808,180
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	1,500	1,515,000
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	1,500	1,504,219
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	5,120	5,110,844

		$19,775,526

Health Care — 16.2%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	273	$274,439
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	374	373,439
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021	1,163	1,116,720
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	775	773,062
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,789	1,770,298
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	2,300	2,285,209
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	1,944	1,927,109
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	667	663,126
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing July 21, 2021	575	572,125
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	982	978,334
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	846	842,231
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	1,013	926,437
Term Loan, 6.50%, Maturing July 31, 2020	1,688	1,544,062
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	643	638,256
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	3,881	3,473,802

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	36	$36,051
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	1,296	1,286,076
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	2,667	2,617,331
Term Loan, 4.00%, Maturing January 27, 2021	4,907	4,838,821
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	175	171,289
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	1,445	1,435,036
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	1,114	1,101,223
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	3,530	3,523,676
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,419	2,364,511
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	1,977	1,974,725
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	106	105,303
Term Loan, 4.25%, Maturing August 30, 2020	347	346,044
Global Healthcare Exchange, LLC
Term Loan, 5.50%, Maturing August 15, 2022	1,200	1,198,126
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	1,050	1,045,899
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	1,247	1,147,125
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,815	1,794,425
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	1,083	1,032,732
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	2,139	2,134,000
Term Loan, 7.75%, Maturing May 15, 2018	2,457	2,447,702
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	4,838	4,724,490
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	1,629	1,568,273
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	5,043	4,929,118
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	1,250	1,228,125
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	1,989	1,949,367

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	403	$400,676
Millennium Health, LLC
Term Loan, 6.50%, Maturing April 16, 2021	6,855	2,844,862
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	591	383,209
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	429	278,591
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	591	578,441
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	3,880	3,605,670
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	3,791	3,563,196
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	3,456	3,263,996
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	500	492,500
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	1,103	1,098,486
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018	2,167	2,156,589
RCHP, Inc.
Term Loan, 5.25%, Maturing April 23, 2019	2,352	2,337,583
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	1,206	1,202,220
Select Medical Corporation
Term Loan, 3.08%, Maturing December 20, 2016	241	240,932
Term Loan, 3.75%, Maturing June 1, 2018	1,231	1,226,448
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	775	766,281
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	959	949,085
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	1,265	1,161,039
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	2,382	2,337,756
U.S. Renal Care, Inc.
Term Loan, 5.50%, Maturing July 3, 2019	812	810,103

		$92,855,780

Home Furnishings — 0.3%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,638	$1,633,198

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Home Furnishings (continued)
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		117	$117,411

			$1,750,609

Industrial Equipment — 4.1%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		2,261	$2,204,562
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		471	470,034
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		1,115	1,114,035
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		262	259,906
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		3,395	3,113,085
Term Loan, 4.75%, Maturing July 30, 2020	EUR	441	431,794
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,049	2,973,673
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		477	465,535
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		1,255	1,249,408
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		740	698,945
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		5,023	4,920,794
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		1,132	1,095,067
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		320	309,721
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		836	826,570
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	1,733	1,821,320
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		304	299,819
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		371	369,169
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	1,000	1,042,815

			$23,666,252

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance — 5.0%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022	2,070	$2,039,413
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	5,307	5,324,067
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022	825	825,000
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023	775	759,500
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	4,462	4,240,000
Term Loan, 5.00%, Maturing August 4, 2022	5,661	5,271,632
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	2,550	2,251,969
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	538	514,776
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	977	776,970
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020(3)	1,000	670,000
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	3,063	2,981,060
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,854	2,812,332

		$28,466,719

Leisure Goods / Activities / Movies — 5.8%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	1,700	$1,690,970
Aufinco Pty. Limited
Term Loan, 4.00%, Maturing May 29, 2020	513	511,263
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	1,000	990,000
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	3,583	3,570,700
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	997	997,743
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	475	472,625
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing July 24, 2020	3,048	3,039,537
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	1,029	1,026,349
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	302	301,022

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	140	$138,952
Term Loan, 5.50%, Maturing May 8, 2021	1,082	1,076,876
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	2,877	2,872,739
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	1,496	1,474,741
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	1,850	1,824,424
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	1,289	1,284,375
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	3,013	2,835,784
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK), Maturing March 28, 2018(3)	1,373	240,320
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	1,871	1,609,027
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	2,182	2,179,337
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	1,294	433,623
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	1,959	1,893,232
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	3,136	3,082,246

		$33,545,885

Lodging and Casinos — 5.5%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	457	$458,233
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	3,743	3,593,035
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	2,040	2,021,299
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	447	445,314
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)	1,370	1,238,844
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	887	883,209
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020	3,950	3,940,125

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)_
Gala Group Finance PLC
Term Loan, 5.51%, Maturing May 27, 2018	GBP	2,850	$4,296,408
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		150	150,281
Term Loan, 5.50%, Maturing November 21, 2019		350	350,656
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		4,850	4,836,937
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021		1,082	1,065,956
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		2,674	2,662,675
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		345	344,514
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		539	532,936
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		3,979	3,705,560
Term Loan, 6.00%, Maturing October 1, 2021		943	874,959
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020		392	390,040

			$31,790,981

Nonferrous Metals / Minerals — 2.5%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing January 31, 2017		375	$358,125
Term Loan, 3.50%, Maturing May 22, 2020		2,476	1,135,713
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		3,901	1,955,538
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		672	665,320
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		2,778	1,537,215
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017		324	256,108
Term Loan, 7.50%, Maturing April 16, 2020		2,070	1,397,986
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		1,110	580,769
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		2,943	2,866,117
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019		1,439	1,369,310
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		2,225	1,969,125

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)	500	$308,400

		$14,399,726

Oil and Gas — 4.5%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	1,271	$467,153
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	2,800	182,000
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	2,085	1,917,811
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	1,050	1,053,485
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,089	1,068,241
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,019	792,132
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	2,177	1,264,742
Energy Transfer Equity L.P.
Term Loan, 4.00%, Maturing December 2, 2019	418	405,793
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,128	923,998
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	1,700	524,875
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	2,090	1,163,234
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	8,101	7,621,134
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	941	333,878
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(4)	1,950	102,375
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	5,045	2,582,480
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	568	449,045
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	39	25,568
Term Loan, 4.25%, Maturing December 16, 2020	106	68,557
Term Loan, 4.25%, Maturing December 16, 2020	761	492,834

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	224	$143,153
Term Loan, 4.25%, Maturing October 1, 2019	366	234,367
Term Loan, 4.25%, Maturing October 1, 2019	2,764	1,768,697
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	444	311,063
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	288	288,462
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,965	1,539,522

		$25,724,599

Publishing — 3.1%
682534 N.B., Inc.
Term Loan, 10.00%, Maturing October 1, 2020(3)	321	$256,134
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	1,896	1,899,436
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,992	4,067,058
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	1,753	1,751,619
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	4,708	4,060,461
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	772	773,824
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	671	630,706
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	320	317,126
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	671	668,737
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	1,742	1,735,315
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	1,573	1,532,112

		$17,692,528

Radio and Television — 4.3%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	463	$426,723
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	2,015	1,893,835
Block Communications, Inc.
Term Loan, 5.50%, Maturing November 7, 2021	248	248,119

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued0
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		4,607	$3,381,470
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		406	405,326
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		289	288,202
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		741	703,528
iHeartCommunications, Inc.
Term Loan, 6.98%, Maturing January 30, 2019		2,132	1,556,222
Term Loan, 7.73%, Maturing July 30, 2019		364	265,727
Media General, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		1,503	1,495,184
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		711	708,531
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		806	803,485
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		960	955,499
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		561	553,289
TWCC Holding Corp.
Term Loan, 5.75%, Maturing February 11, 2020		2,955	2,956,945
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		1,900	1,897,625
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		6,382	6,308,529

			$24,848,239

Retailers (Except Food and Drug) — 8.7%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		2,028	$1,562,871
B&M Retail Limited
Term Loan, 3.84%, Maturing May 21, 2019	GBP	400	592,951
Term Loan, 4.34%, Maturing April 28, 2020	GBP	325	485,899
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		2,621	2,463,637
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		5,096	4,932,697
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		717	604,081
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		3,199	3,192,299
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		726	591,430

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,138	$1,139,751
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		3,152	1,988,717
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,811	1,693,612
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,603	1,501,051
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,779	2,756,520
Term Loan, 4.00%, Maturing January 28, 2020		1,086	1,080,819
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		4,680	4,393,077
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		3,000	2,945,001
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		511	510,722
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,296	2,292,940
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		5,249	5,172,195
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		1,731	1,614,355
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		568	533,744
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 3, 2021		1,636	1,643,388
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		566	549,724
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,746	2,684,085
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		849	787,394
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(5)	EUR	619	673,043
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(6)	EUR	935	729,531
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		576	551,879

			$49,667,413

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel — 1.6%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019	9,745	$7,990,721
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	1,110	1,079,375
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	422	417,353

		$9,487,449

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018	1,994	$1,990,718
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 23, 2017(7)	53	52,396
Term Loan, 4.00%, Maturing July 31, 2022	120	119,671
Term Loan, 4.00%, Maturing July 31, 2022	377	375,183
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	1,724	1,469,497

		$4,007,465

Telecommunications — 4.1%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	8,350	$7,842,738
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	2,363	2,292,231
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	823	816,765
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	2,016	1,582,274
Term Loan, 4.00%, Maturing April 23, 2019	2,160	1,695,545
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	7,548	7,494,500
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	1,996	1,963,841

		$23,687,894

Utilities — 4.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,124	$1,081,502
Term Loan, 3.25%, Maturing January 31, 2022	415	400,659
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	922	918,426
Term Loan, 3.50%, Maturing May 27, 2022	3,516	3,440,002
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,053	1,036,902

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	500	$497,398
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	1,387	1,390,943
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	1,925	1,921,691
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	121	113,595
Term Loan, 5.00%, Maturing December 19, 2021	2,733	2,562,354
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	200	196,000
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	2,572	2,481,844
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	1,386	1,084,677
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	3,292	3,209,456
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	1,479	1,468,879
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	442	438,810
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	1,800	1,777,500

		$24,020,638

Total Senior Floating-Rate Loans (identified cost $866,978,291)		$809,445,763

Corporate Bonds & Notes — 9.4%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21	70	$73,237
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(8)	75	66,000
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(8)	15	15,263
Orbital ATK, Inc.
5.25%, 10/1/21	45	45,900

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense (continued)
TransDigm, Inc.
7.50%, 7/15/21	10	$10,525
6.00%, 7/15/22	85	83,937
6.50%, 7/15/24	80	79,200

		$374,062

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,325
FCA US, LLC/CG Co-Issuer, Inc.
8.25%, 6/15/21	200	215,850
General Motors Financial Co., Inc.
4.75%, 8/15/17	75	77,839
3.25%, 5/15/18	10	10,101
Navistar International Corp.
8.25%, 11/1/21	75	53,812
ZF North America Capital, Inc.
4.50%, 4/29/22(8)	150	147,750

		$525,677

Beverage and Tobacco — 0.0%(9)
Constellation Brands, Inc.
6.00%, 5/1/22	70	$77,875
4.25%, 5/1/23	105	106,050

		$183,925

Brokerage / Securities Dealers / Investment Houses — 0.0%(9)
Alliance Data Systems Corp.
6.375%, 4/1/20(8)	55	$56,856

		$56,856

Building and Development — 0.1%
Builders FirstSource, Inc.
10.75%, 8/15/23(8)	35	$36,050
Building Materials Corp. of America
5.375%, 11/15/24(8)	75	75,937
6.00%, 10/15/25(8)	55	56,994
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(8)	50	52,875
HD Supply, Inc.
7.50%, 7/15/20	110	116,875
5.25%, 12/15/21(8)	40	41,800
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)	75	67,125

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Nortek, Inc.
8.50%, 4/15/21	40	$41,600
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)	120	125,100
TRI Pointe Holdings, Inc.
4.375%, 6/15/19	45	44,887
5.875%, 6/15/24	60	59,850
USG Corp.
5.875%, 11/1/21(8)	40	42,200
5.50%, 3/1/25(8)	5	5,138

		$766,431

Business Equipment and Services — 0.1%
Acosta, Inc.
7.75%, 10/1/22(8)	145	$134,487
Audatex North America, Inc.
6.00%, 6/15/21(8)	70	70,875
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,950
IMS Health, Inc.
6.00%, 11/1/20(8)	80	82,000
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	45,450
United Rentals North America, Inc.
7.625%, 4/15/22	40	43,100
6.125%, 6/15/23	35	36,750

		$454,612

Cable and Satellite Television — 0.9%
AMC Networks, Inc.
7.75%, 7/15/21	45	$48,062
Cable One, Inc.
5.75%, 6/15/22(8)	15	15,075
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	160	161,200
5.75%, 1/15/24	10	10,297
5.375%, 5/1/25(8)	95	94,525
CCOH Safari, LLC
5.75%, 2/15/26(8)	45	45,337
CSC Holdings, LLC
8.625%, 2/15/19	15	16,200
5.25%, 6/1/24	10	8,500

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
DISH DBS Corp.
6.75%, 6/1/21		185	$186,619
5.875%, 7/15/22		35	32,594
5.875%, 11/15/24		25	22,414
IAC/InterActiveCorp
4.875%, 11/30/18		60	61,650
Numericable-SFR SAS
4.875%, 5/15/19(8)		400	400,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		1,000	1,008,750
Virgin Media Secured Finance PLC
5.375%, 4/15/21(8)		923	953,634
6.00%, 4/15/21(8)	GBP	945	1,495,459
5.50%, 1/15/25(8)		625	632,812

			$5,193,128

Chemicals and Plastics — 0.6%
Hexion, Inc.
6.625%, 4/15/20		4,575	$3,328,312
Platform Specialty Products Corp.
6.50%, 2/1/22(8)		60	52,500
PSPC Escrow II Corp.
10.375%, 5/1/21(8)		15	15,338
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23(8)		15	15,638
Tronox Finance, LLC
6.375%, 8/15/20		135	90,787
7.50%, 3/15/22(8)		25	16,687
W.R. Grace & Co.
5.125%, 10/1/21(8)		30	30,300
5.625%, 10/1/24(8)		15	15,319

			$3,564,881

Commercial Services — 0.0%(9)
CEB, Inc.
5.625%, 6/15/23(8)		15	$15,150
ExamWorks Group, Inc.
5.625%, 4/15/23		35	34,956

			$50,106

Conglomerates — 0.1%
Belden, Inc.
5.50%, 9/1/22(8)		20	$19,600

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Conglomerates (continued)
Spectrum Brands, Inc.
6.375%, 11/15/20	50	$53,750
6.625%, 11/15/22	35	37,625
5.75%, 7/15/25(8)	75	77,719
TMS International Corp.
7.625%, 10/15/21(8)	45	39,825

		$228,519

Consumer Products — 0.0%(9)
Central Garden & Pet Co.
6.125%, 11/15/23	50	$51,125

		$51,125

Containers and Glass Products — 0.8%
Berry Plastics Corp.
6.00%, 10/15/22(8)	25	$25,937
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(8)	15	14,963
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)	35	36,466
6.375%, 8/15/25(8)	15	15,647
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	4,350	4,475,062

		$4,568,075

Cosmetics / Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(10)	245	$240,100

		$240,100

Distribution & Wholesale — 0.0%(9)
American Tire Distributors, Inc.
10.25%, 3/1/22(8)	85	$83,938

		$83,938

Diversified Financial Services — 0.0%(9)
Quicken Loans, Inc.
5.75%, 5/1/25(8)	35	$33,950

		$33,950

Security	Principal Amount* (000’s omitted)	Value

Drugs — 0.1%
ConvaTec Finance International SA
8.25%, 1/15/19(8)(10)	200	$196,126
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)	140	134,750
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(8)	205	188,856
7.50%, 7/15/21(8)	50	47,250
5.50%, 3/1/23(8)	30	25,725
5.875%, 5/15/23(8)	125	108,750
6.125%, 4/15/25(8)	105	91,613

		$793,070

Ecological Services and Equipment — 0.0%(9)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	55	$57,200
Clean Harbors, Inc.
5.25%, 8/1/20	50	50,945
5.125%, 6/1/21	25	25,187
Covanta Holding Corp.
5.875%, 3/1/24	25	24,594

		$157,926

Electric Utilities — 0.0%(9)
Dynegy, Inc.
6.75%, 11/1/19	80	$78,551
7.375%, 11/1/22	65	62,481
7.625%, 11/1/24	55	52,525

		$193,557

Electronics / Electrical — 0.1%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(8)	35	$35,963
8.875%, 1/1/20(8)	260	279,500
Anixter, Inc.
5.50%, 3/1/23(8)	50	50,875
CommScope Holding Co., Inc.
6.625%, 6/1/20(8)(10)	55	55,894
Freescale Semiconductor, Inc.
6.00%, 1/15/22(8)	55	58,822
Infor (US), Inc.
5.75%, 8/15/20(8)	35	35,175
6.50%, 5/15/22(8)	50	44,500

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Nuance Communications, Inc.
5.375%, 8/15/20(8)		120	$122,400
Zebra Technologies Corp.
7.25%, 10/15/22		105	112,612

			$795,741

Equipment Leasing — 0.2%
International Lease Finance Corp.
6.75%, 9/1/16(8)		400	$415,000
7.125%, 9/1/18(8)		400	440,000

			$855,000

Financial Intermediaries — 0.3%
CIT Group, Inc.
5.50%, 2/15/19(8)		45	$47,250
5.375%, 5/15/20		10	10,575
First Data Corp.
6.75%, 11/1/20(8)		1,066	1,123,297
7.00%, 12/1/23(8)		155	157,519
5.00%, 1/15/24(8)		50	50,125
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17		45	45,113
6.00%, 8/1/20		40	41,300
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(11)		80	86,780
Navient Corp.
5.50%, 1/15/19		135	130,207
5.00%, 10/26/20		30	27,075
5.875%, 10/25/24		35	29,969

			$1,749,210

Food Products — 0.9%
Dean Foods Co.
6.50%, 3/15/23(8)		50	$51,625
Iceland Bondco PLC
4.829%, 7/15/20(8)(12)	GBP	3,750	5,140,014
Pilgrim’s Pride Corp.
5.75%, 3/15/25(8)		50	49,375
Post Holdings, Inc.
6.75%, 12/1/21(8)		15	15,338
6.00%, 12/15/22(8)		35	34,650
7.75%, 3/15/24(8)		40	41,700
8.00%, 7/15/25(8)		20	21,050

Security	Principal Amount* (000’s omitted)	Value

Food Products (continued)
WhiteWave Foods Co. (The)
5.375%, 10/1/22	25	$26,656

		$5,380,408

Food Service — 0.0%(9)
Yum! Brands, Inc.
5.30%, 9/15/19	10	$10,497
3.75%, 11/1/21	15	14,085
3.875%, 11/1/23	5	4,520

		$29,102

Food / Drug Retailers — 0.0%(9)
Rite Aid Corp.
6.125%, 4/1/23(8)	120	$127,350

		$127,350

Health Care — 1.0%
Alere, Inc.
7.25%, 7/1/18	15	$15,565
6.50%, 6/15/20	35	34,825
6.375%, 7/1/23(8)	65	65,975
AmSurg Corp.
5.625%, 11/30/20	50	51,000
5.625%, 7/15/22	45	44,438
Capsugel SA
7.00%, 5/15/19(8)(10)	25	25,203
Centene Corp.
4.75%, 5/15/22	20	19,625
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	2,445	2,506,125
7.125%, 7/15/20	130	130,650
6.875%, 2/1/22	95	92,387
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(8)	40	36,100
HCA Holdings, Inc.
6.25%, 2/15/21	90	96,075
HCA, Inc.
6.50%, 2/15/20	20	22,175
4.75%, 5/1/23	1,200	1,194,000
5.875%, 2/15/26	25	25,406
HealthSouth Corp.
5.75%, 11/1/24(8)	15	14,550
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(8)	25	25,594

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Hologic, Inc.
5.25%, 7/15/22(8)	70	$73,063
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	50	48,675
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(8)	30	27,300
5.625%, 10/15/23(8)	85	73,737
5.50%, 4/15/25(8)	30	25,575
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(8)	155	156,646
Opal Acquisition, Inc.
8.875%, 12/15/21(8)	60	51,975
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(8)	40	39,500
Teleflex, Inc.
5.25%, 6/15/24	20	20,150
Tenet Healthcare Corp.
6.00%, 10/1/20	55	58,713
4.375%, 10/1/21	675	666,562
8.125%, 4/1/22	105	105,394
6.75%, 6/15/23	20	18,775
WellCare Health Plans, Inc.
5.75%, 11/15/20	120	125,201

		$5,890,959

Holding Company – Diversified — 0.0%(9)
Argos Merger Sub, Inc.
7.125%, 3/15/23(8)	80	$80,800
HRG Group, Inc.
7.875%, 7/15/19	70	74,454
7.875%, 7/15/19(8)	40	42,545

		$197,799

Home Furnishings — 0.0%(9)
Tempur Sealy International, Inc.
6.875%, 12/15/20	40	$42,550
5.625%, 10/15/23(8)	35	35,788

		$78,338

Industrial Equipment — 0.0%(9)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(8)	55	$50,188
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(13)	72	32,902

Security	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Manitowoc Co., Inc. (The)
5.875%, 10/15/22	40	$42,000
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(8)(10)	55	41,250

		$166,340

Insurance — 0.1%
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(8)(10)	45	$43,425
Hub International, Ltd.
7.875%, 10/1/21(8)	60	57,750
USI, Inc.
7.75%, 1/15/21(8)	100	98,375
Wayne Merger Sub, LLC
8.25%, 8/1/23(8)	40	38,800

		$238,350

Internet Software & Services — 0.0%(9)
Netflix, Inc.
5.50%, 2/15/22(8)	80	$83,200
5.875%, 2/15/25(8)	120	124,650

		$207,850

Leisure Goods / Activities / Movies — 0.2%
Activision Blizzard, Inc.
6.125%, 9/15/23(8)	35	$38,281
National CineMedia, LLC
6.00%, 4/15/22	835	868,400
NCL Corp., Ltd.
5.00%, 2/15/18	30	30,846
5.25%, 11/15/19(8)	25	25,813
4.625%, 11/15/20(8)	45	45,337
Regal Entertainment Group
5.75%, 3/15/22	35	35,656
Royal Caribbean Cruises, Ltd.
7.25%, 6/15/16	25	25,754
7.25%, 3/15/18	50	54,750
Sabre GLBL, Inc.
5.375%, 4/15/23(8)	25	25,125
5.25%, 11/15/23(8)	40	39,600
Viking Cruises, Ltd.
8.50%, 10/15/22(8)	100	106,500
6.25%, 5/15/25(8)	45	42,525

		$1,338,587

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 0.7%
Buffalo Thunder Development Authority
11.00%, 12/9/22(8)	250	$131,036
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)	2,375	1,900,000
9.00%, 2/15/20(4)	1,875	1,485,937
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	77,250
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	110	115,082
MGM Resorts International
6.625%, 12/15/21	90	94,275
7.75%, 3/15/22	30	32,288
6.00%, 3/15/23	65	64,553
Station Casinos, LLC
7.50%, 3/1/21	55	58,575
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(4)(8)	265	141,775

		$4,100,771

Manufacturing — 0.0%(9)
Bombardier, Inc.
7.50%, 3/15/25(8)	30	$22,500

		$22,500

Nonferrous Metals / Minerals — 0.1%
Eldorado Gold Corp.
6.125%, 12/15/20(8)	120	$111,150
IAMGOLD Corp.
6.75%, 10/1/20(8)	60	44,100
Imperial Metals Corp.
7.00%, 3/15/19(8)	25	23,500
Kissner Milling Co., Ltd.
7.25%, 6/1/19(8)	95	95,475
New Gold, Inc.
6.25%, 11/15/22(8)	70	59,937
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(8)	10	7,950
7.375%, 2/1/20	45	35,775

		$377,887

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas — 0.7%
Antero Resources Corp.
6.00%, 12/1/20	15	$14,475
5.375%, 11/1/21	100	92,500
5.625%, 6/1/23(8)	35	32,638
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(8)	35	31,413
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	55,300
Canbriam Energy, Inc.
9.75%, 11/15/19(8)	30	29,550
Chesapeake Energy Corp.
6.125%, 2/15/21	120	51,600
CITGO Petroleum Corp.
6.25%, 8/15/22(8)	775	765,312
Concho Resources, Inc.
5.50%, 4/1/23	245	240,100
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(8)	95	97,137
7.75%, 2/15/23(8)	60	61,350
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	135	133,650
Denbury Resources, Inc.
5.50%, 5/1/22	20	12,500
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(8)	95	92,150
8.125%, 9/15/23(8)	25	24,938
Energy Transfer Equity, L.P.
5.875%, 1/15/24	90	82,978
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	70	55,300
Gulfport Energy Corp.
7.75%, 11/1/20	150	146,250
6.625%, 5/1/23	65	59,475
Halcon Resources Corp.
8.625%, 2/1/20(8)	20	15,825
Laredo Petroleum, Inc.
7.375%, 5/1/22	20	19,600
Matador Resources Co.
6.875%, 4/15/23	40	40,000
Memorial Resource Development Corp.
5.875%, 7/1/22	120	112,500
Newfield Exploration Co.
5.625%, 7/1/24	130	123,175

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Noble Energy, Inc.
5.625%, 5/1/21	60	$60,595
5.875%, 6/1/22	85	85,417
Paramount Resources, Ltd.
6.875%, 6/30/23(8)	30	25,950
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	20	20,975
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23(8)	50	47,125
Precision Drilling Corp.
6.50%, 12/15/21	5	4,325
RSP Permian, Inc.
6.625%, 10/1/22	85	84,894
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	170	165,325
5.625%, 4/15/23	100	92,750
5.625%, 3/1/25(8)	100	91,625
Sabine Pass LNG, L.P.
6.50%, 11/1/20	105	105,000
Seven Generations Energy, Ltd.
8.25%, 5/15/20(8)	140	136,500
6.75%, 5/1/23(8)	65	57,687
Seventy Seven Energy, Inc.
6.50%, 7/15/22	35	5,775
SM Energy Co.
6.125%, 11/15/22	25	24,063
6.50%, 1/1/23	90	86,625
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23(8)	50	50,875
Tesoro Corp.
5.375%, 10/1/22	90	91,687
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19(8)	15	15,675
6.25%, 10/15/22(8)	35	36,356
Triangle USA Petroleum Corp.
6.75%, 7/15/22(8)	35	14,875
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	10	8,744

		$3,702,559

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(8)	605	$465,094
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	145	158,956

Security	Principal Amount* (000’s omitted)	Value

Publishing (continued)
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(8)(10)	30	$30,187
Tribune Media Co.
5.875%, 7/15/22(8)	60	60,150

		$714,387

Radio and Television — 0.4%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$48,687
Series B, 6.50%, 11/15/22	100	98,750
iHeartCommunications, Inc.
9.00%, 12/15/19	953	699,264
11.25%, 3/1/21	50	35,062
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	35	35,831
Sirius XM Radio, Inc.
5.875%, 10/1/20(8)	25	26,188
6.00%, 7/15/24(8)	95	98,444
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	71,400
Univision Communications, Inc.
6.75%, 9/15/22(8)	837	870,480
5.125%, 5/15/23(8)	30	29,175

		$2,013,281

Real Estate Investment Trusts (REITs) — 0.0%(9)
Communications Sales & Leasing, Inc./CSL Capital LLC
8.25%, 10/15/23	10	$8,950
ESH Hospitality, Inc.
5.25%, 5/1/25(8)	35	34,738
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,450

		$74,138

Retailers — 0.1%
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(8)(10)	35	$8,874
Dollar Tree, Inc.
5.25%, 3/1/20(8)	50	52,000
5.75%, 3/1/23(8)	165	172,425
Vista Outdoor, Inc.
5.875%, 10/1/23(8)	40	41,300

		$274,599

23	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 0.2%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(8)	65	$65,813
6.00%, 4/1/22(8)	125	129,687
Hot Topic, Inc.
9.25%, 6/15/21(8)	150	132,375
L Brands, Inc.
6.875%, 11/1/35(8)	65	66,787
Levi Strauss & Co.
6.875%, 5/1/22	65	70,525
Michaels Stores, Inc.
5.875%, 12/15/20(8)	45	46,238
Murphy Oil USA, Inc.
6.00%, 8/15/23	140	148,050
Party City Holdings, Inc.
6.125%, 8/15/23(8)	65	62,238
Petco Holdings, Inc.
8.50%, 10/15/17(8)(10)	130	132,762
Radio Systems Corp.
8.375%, 11/1/19(8)	65	68,412
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	55	57,613

		$980,500

Road & Rail — 0.0%(9)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(8)	25	$24,563
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)	35	35,000

		$59,563

Software and Services — 0.1%
IHS, Inc.
5.00%, 11/1/22	60	$61,275
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(8)(10)	60	46,800
Italics Merger Sub, Inc.
7.125%, 7/15/23(8)	50	48,250
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23(8)	60	62,400
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(8)	70	43,050

		$261,775

Security	Principal Amount* (000’s omitted)	Value

Steel — 0.0%(9)
ArcelorMittal
7.25%, 2/25/22	25	$22,172
JMC Steel Group, Inc.
8.25%, 3/15/18(8)	65	44,486

		$66,658

Surface Transport — 0.1%
Hertz Corp. (The)
6.25%, 10/15/22	70	$73,150
XPO Logistics, Inc.
7.875%, 9/1/19(8)	195	198,413
6.50%, 6/15/22(8)	75	68,906

		$340,469

Technology — 0.0%(9)
Micron Technology, Inc.
5.25%, 8/1/23(8)	55	$51,838
5.625%, 1/15/26(8)	20	18,425

		$70,263

Telecommunications — 0.7%
Avaya, Inc.
9.00%, 4/1/19(8)	45	$36,000
10.50%, 3/1/21(8)	334	114,354
CenturyLink, Inc.
6.75%, 12/1/23	50	47,657
CommScope Technologies Finance, LLC
6.00%, 6/15/25(8)	65	62,400
CommScope, Inc.
4.375%, 6/15/20(8)	20	20,200
Frontier Communications Corp.
6.25%, 9/15/21	45	38,588
10.50%, 9/15/22(8)	15	14,925
7.625%, 4/15/24	30	25,500
6.875%, 1/15/25	50	41,187
11.00%, 9/15/25(8)	80	78,600
Intelsat Jackson Holdings SA
7.25%, 10/15/20	110	92,400
7.50%, 4/1/21	15	12,525
Intelsat Luxembourg SA
7.75%, 6/1/21	95	37,050
8.125%, 6/1/23	90	34,200
Level 3 Financing, Inc.
5.375%, 1/15/24(8)	25	25,094

24	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Plantronics, Inc.
5.50%, 5/31/23(8)		60	$61,200
SBA Telecommunications, Inc.
5.75%, 7/15/20		155	162,366
Sprint Communications, Inc.
7.00%, 8/15/20		680	566,100
6.00%, 11/15/22		5	3,750
Sprint Corp.
7.25%, 9/15/21		60	48,750
7.875%, 9/15/23		250	201,875
7.625%, 2/15/25		45	35,466
T-Mobile USA, Inc.
6.25%, 4/1/21		40	41,100
6.633%, 4/28/21		50	52,125
6.731%, 4/28/22		20	20,750
6.625%, 4/1/23		40	41,126
6.375%, 3/1/25		35	35,000
6.50%, 1/15/26		115	115,144
Wind Acquisition Finance SA
5.183%, 4/30/19(8)(12)	EUR	550	583,499
6.50%, 4/30/20(8)		525	553,219
3.951%, 7/15/20(8)(12)	EUR	525	555,174
Windstream Corp.
6.375%, 8/1/23		40	29,750
Windstream Services, LLC
7.75%, 10/1/21		80	64,200

			$3,851,274

Utilities — 0.4%
AES Corp. (The)
5.50%, 3/15/24		20	$18,324
Air Medical Merger Sub Corp.
6.375%, 5/15/23(8)		50	45,063
Calpine Corp.
5.375%, 1/15/23		55	51,562
7.875%, 1/15/23(8)		2,204	2,350,015
5.75%, 1/15/25		20	18,800
TerraForm Global Operating, LLC
9.75%, 8/15/22(8)		25	18,500

			$2,502,264

Total Corporate Bonds & Notes (identified cost $58,353,252)			$53,987,860

Asset-Backed Securities — 6.2%

Security	Principal Amount (000’s omitted)	Value

ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 5.608%, 7/15/27(8)(12)	$1,000	$867,305
Apidos CLO XVII
Series 2014-17A, Class B, 3.165%, 4/17/26(8)(12)	600	590,044
Series 2014-17A, Class C, 3.615%, 4/17/26(8)(12)	1,000	897,060
Series 2014-17A, Class D, 5.065%, 4/17/26(8)(12)	1,000	803,794
Apidos CLO XIX
Series 2014-19A, Class E, 5.765%, 10/17/26(8)(12)	2,400	2,026,298
Apidos CLO XXI
Series 2015-21A, Class D, 5.827%, 7/18/27(8)(12)	1,000	858,897
Ares CLO, Ltd.
Series 2014-32A, Class D, 6.062%, 11/15/25(8)(12)	2,000	1,721,767
Series 2015-2A, Class E2, 5.524%, 7/29/26(8)(12)	1,000	853,096
Babson CLO, Ltd.
Series 2013-IA, Class C, 3.017%, 4/20/25(8)(12)	500	487,335
Series 2013-IA, Class D, 3.817%, 4/20/25(8)(12)	400	373,848
Series 2013-IA, Class E, 4.717%, 4/20/25(8)(12)	250	211,421
Birchwood Park CLO, Ltd.
Series 2014-1A, Class C1, 3.421%, 7/15/26(8)(12)	525	524,324
Series 2014-1A, Class E1, 5.421%, 7/15/26(8)(12)	525	439,563
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class E, 5.521%, 10/15/26(8)(12)	2,000	1,703,946
Cent CLO, LP
Series 2014-22A, Class D, 5.644%, 11/7/26(8)(12)	1,000	822,633
Centurion CDO IX Ltd.
Series 2005-9A, Class D1, 5.065%, 7/17/19(8)(12)	750	721,028
CIFC Funding, Ltd.
Series 2013-2A, Class A3L, 2.965%, 4/21/25(8)(12)	2,925	2,815,928
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 5.272%, 7/20/26(8)(12)	1,600	1,314,105
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class A3L, 3.062%, 8/15/25(8)(12)	1,500	1,469,951
Series 2013-28A, Class B1L, 3.562%, 8/15/25(8)(12)	640	574,672
Series 2013-28A, Class B2L, 4.262%, 8/15/25(8)(12)	430	332,827
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 6.312%, 8/15/28(8)(12)	1,000	892,568
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class E1, 1/20/28(8)(14)	1,000	853,800
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 6.036%, 5/5/27(8)(12)	2,000	1,650,212
Oak Hill Credit Partners, Ltd.
Series 2013-8A, Class C, 3.017%, 4/20/25(8)(12)	450	439,251
Series 2013-8A, Class D, 3.817%, 4/20/25(8)(12)	500	457,977
Series 2015-11A, Class E, 7.016%, 10/20/28(8)(12)	1,000	921,420

25	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Octagon Investment Partners, XVI Ltd.
Series 2013-1A, Class C1, 3.065%, 7/17/25(8)(12)	$1,025	$995,994
Series 2013-1A, Class D, 3.665%, 7/17/25(8)(12)	1,025	919,903
Series 2013-1A, Class E, 4.815%, 7/17/25(8)(12)	1,225	981,276
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 6.786%, 7/15/27(8)(12)	2,000	1,830,325
Palmer Square CLO, Ltd.
Series 2015-2A, Class D, 5.736%, 7/20/27(8)(12)	1,200	1,032,849
Race Point CLO, Ltd.
Series 2012-7A, Class D, 4.594%, 11/8/24(8)(12)	1,750	1,679,581
Recette CLO, LLC
Series 2015-1A, Class E, 6.115%, 10/20/27(8)(12)	1,000	856,372
Ziggurat CLO, Ltd.
Series 2014-1A, Class E, 5.321%, 10/17/26(8)(12)	2,000	1,531,781

Total Asset-Backed Securities (identified cost $38,198,589)		$35,453,151

Common Stocks — 0.7%

Security	Shares	Value

Aerospace and Defense — 0.0%(9)
IAP Global Services, LLC(3)(13)(15)	58	$47,576

		$47,576

Automotive — 0.1%
Dayco Products, LLC(3)(13)	20,780	$753,279

		$753,279

Building and Development — 0.0%(9)
Panolam Holdings Co.(3)(15)(16)	280	$243,608

		$243,608

Business Equipment and Services — 0.0%(9)
Education Management Corp.(3)(13)(15)	3,569,737	$0

		$0

Lodging and Casinos — 0.1%
Tropicana Entertainment, Inc.(13)(15)	37,016	$638,526

		$638,526

Security	Shares	Value

Publishing — 0.5%
ION Media Networks, Inc.(3)(13)	4,429	$1,751,094
MediaNews Group, Inc.(3)(13)(15)	29,104	1,018,642
Nelson Education, Ltd.(3)(13)(15)	54,585	0

		$2,769,736

Total Common Stocks (identified cost $1,702,838)		$4,452,725

Convertible Preferred Stocks — 0.0%(9)

Security	Shares	Value

Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1, 7.50%,(3)(13)(15)	3,972	$53,344

Total Convertible Preferred Stocks (identified cost $280,330)		$53,344

Closed-End Funds — 2.1%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,428,989
Invesco Senior Income Trust	538,147	2,265,599
Nuveen Credit Strategies Income Fund	406,731	3,172,502
Nuveen Floating Rate Income Fund	164,907	1,650,719
Nuveen Floating Rate Income Opportunity Fund	115,017	1,147,869
Voya Prime Rate Trust	441,753	2,248,523

Total Closed-End Funds (identified cost $13,551,541)		$11,914,201

Miscellaneous — 0.0%(9)

Security	Principal Amount/ Shares	Value

Lodging and Casinos — 0.0%(9)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(8)(15)	$110,932	$1,109

		$1,109

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(15)	605,000	$0

		$0

Total Miscellaneous (identified cost $0)		$1,109

26	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.24%(17)	$7,956	$7,956,179

Total Short-Term Investments (identified cost $7,956,179)		$7,956,179

Total Investments — 160.8% (identified cost $987,021,020)		$923,264,332

Less Unfunded Loan Commitments — (0.0)%(9)		$(52,660)

Net Investments — 160.8% (identified cost $986,968,360)		$923,211,672

Notes Payable — (50.2)%		$(288,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (13.9)%		$(80,000,000)

Other Assets, Less Liabilities — 3.3%		$18,656,873

Net Assets Applicable to Common Shares — 100.0%		$573,868,545

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after November 30, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(4)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Includes new money preferred shares that trade with the loan.

(6)	Includes Vivarte Class A preferred shares, Vivarte Class B ordinary shares and Luxco ordinary shares that trade with the loan.

(7)	Unfunded or partially unfunded loan commitments. See Note 1G for description.
(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2015, the aggregate value of these securities is $62,564,917 or 10.9% of the Trust’s net assets applicable to common shares.

(9)	Amount is less than 0.05% or (0.05)%, as applicable.

(10)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2015.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	When-issued variable rate security whose interest rate will be determined after November 30, 2015.

(15)	Non-income producing security.

(16)	Restricted security (see Note 7).

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2015.

27	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	5,900,618	EUR	5,197,500	Goldman Sachs International	12/31/15	$404,020	$—
USD	3,043,108	EUR	2,714,976	HSBC Bank USA, N.A.	12/31/15	171,895	—
USD	8,925,628	GBP	5,887,229	Goldman Sachs International	12/31/15	57,597	—
USD	8,190,162	EUR	7,382,914	Goldman Sachs International	1/29/16	375,836	—
USD	4,486,217	GBP	2,942,380	HSBC Bank USA, N.A.	1/29/16	53,933	—
USD	499,865	CAD	664,991	State Street Bank and Trust Company	2/29/16	1,927	—
USD	9,966,581	EUR	9,330,782	State Street Bank and Trust Company	2/29/16	81,754	—
USD	2,849,887	GBP	1,888,434	JPMorgan Chase Bank, N.A.	2/29/16	5,228	—

						$1,152,190	$—

Abbreviations:

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

28	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	November 30, 2015
Unaffiliated investments, at value (identified cost, $979,012,181)	$915,255,493
Affiliated investment, at value (identified cost, $7,956,179)	7,956,179
Cash	11,376,671
Restricted cash*	360,000
Foreign currency, at value (identified cost, $262,192)	262,291
Interest and dividends receivable	5,900,140
Interest receivable from affiliated investment	1,379
Receivable for investments sold	6,797,964
Receivable for open forward foreign currency exchange contracts	1,152,190
Deferred offering costs	7,706
Prepaid upfront fees on variable rate term preferred shares	80,281
Prepaid upfront fees on notes payable	90,627
Prepaid expenses	33,760
Total assets	$949,274,681

Liabilities
Notes payable	$288,000,000
Variable rate term preferred shares, at liquidation value	80,000,000
Cash collateral due to broker	360,000
Payable for investments purchased	4,976,332
Payable for when-issued securities	853,800
Payable to affiliates:
Investment adviser fee	583,701
Trustees’ fees	9,050
Interest expense and fees payable	402,569
Accrued expenses	220,684
Total liabilities	$375,406,136
Net assets applicable to common shares	$573,868,545

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 39,863,690 shares issued and outstanding	$398,637
Additional paid-in capital	749,717,912
Accumulated net realized loss	(113,862,290)
Accumulated undistributed net investment income	721,599
Net unrealized depreciation	(63,107,313)
Net assets applicable to common shares	$573,868,545

Net Asset Value Per Common Share
($573,868,545 ÷ 39,863,690 common shares issued and outstanding)	$14.40

*	Represents restricted cash on deposit at the custodian for open forward foreign currency exchange contracts.

29	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended November 30, 2015
Interest and other income	$24,456,194
Dividends	426,830
Interest allocated from affiliated investment	15,835
Expenses allocated from affiliated investment	(955)
Total investment income	$24,897,904

Expenses
Investment adviser fee	$3,639,069
Trustees’ fees and expenses	28,487
Custodian fee	178,771
Transfer and dividend disbursing agent fees	9,045
Legal and accounting services	114,147
Printing and postage	46,035
Amortization of deferred offering costs	82,438
Interest expense and fees	2,605,979
Miscellaneous	61,758
Total expenses	$6,765,729
Deduct —
Reduction of custodian fee	$17
Total expense reductions	$17

Net expenses	$6,765,712

Net investment income	$18,132,192

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(4,007,016)
Investment transactions allocated from affiliated investment	4
Foreign currency and forward foreign currency exchange contract transactions	172,731
Net realized loss	$(3,834,281)
Change in unrealized appreciation (depreciation) —
Investments	$(46,794,564)
Foreign currency and forward foreign currency exchange contracts	1,024,041
Net change in unrealized appreciation (depreciation)	$(45,770,523)

Net realized and unrealized loss	$(49,604,804)

Net decrease in net assets from operations	$(31,472,612)

30	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
From operations —
Net investment income	$18,132,192	$35,156,685
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	(3,834,281)	4,513,875
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(45,770,523)	(21,791,821)
Net increase (decrease) in net assets from operations	$(31,472,612)	$17,878,739
Distributions to common shareholders —
From net investment income	$(18,098,115)	$(35,518,548)
Total distributions to common shareholders	$(18,098,115)	$(35,518,548)

Net decrease in net assets	$(49,570,727)	$(17,639,809)

Net Assets Applicable to Common Shares
At beginning of period	$623,439,272	$641,079,081
At end of period	$573,868,545	$623,439,272

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$721,599	$687,522

31	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended November 30, 2015
Net decrease in net assets from operations	$(31,472,612)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(168,360,371)
Investments sold and principal repayments	170,550,376
Increase in short-term investments, net	(1,970,905)
Net amortization/accretion of premium (discount)	(711,842)
Amortization of deferred offering costs and prepaid upfront fees on variable rate term preferred shares	149,288
Amortization of prepaid upfront fees on notes payable	155,001
Increase in restricted cash	(360,000)
Increase in interest and dividends receivable	(114,548)
Decrease in interest receivable from affiliated investment	89
Increase in receivable for open forward foreign currency exchange contracts	(1,131,308)
Decrease in prepaid expenses	1,982
Increase in cash collateral due to broker	360,000
Decrease in payable for open forward foreign currency exchange contracts	(365,835)
Decrease in payable to affiliate for investment adviser fee	(50,346)
Increase in payable to affiliate for Trustees’ fees	1,064
Increase in interest expense and fees payable	11,636
Decrease in accrued expenses	(2,772)
Increase in unfunded loan commitments	52,660
Net change in unrealized (appreciation) depreciation from investments	46,794,564
Net realized (gain) loss from investments	4,007,016
Net cash provided by operating activities	$17,543,137

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(18,098,115)
Proceeds from notes payable	18,000,000
Repayments of notes payable	(20,000,000)
Net cash used in financing activities	$(20,098,115)

Net decrease in cash*	$(2,554,978)

Cash at beginning of period(1)	$14,193,940

Cash at end of period(1)	$11,638,962

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and variable rate term preferred shares	$2,372,492

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $75.

(1)	Balance includes foreign currency, at value.

32	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$15.640		$16.080	$16.300	$15.510	$15.900	$14.880

Income (Loss) From Operations
Net investment income(1)	$0.455		$0.882	$0.889	$1.058	$1.034	$0.991
Net realized and unrealized gain (loss)	(1.241)		(0.431)	(0.145)	0.707	(0.368)	1.082
Distributions to APS shareholders —
From net investment income(1)	—		—	—	(0.024)	(0.032)	(0.033)
Discount on redemption and repurchase of APS(1)	—		—	—	0.036	—	—

Total income (loss) from operations	$(0.786)		$0.451	$0.744	$1.777	$0.634	$2.040

Less Distributions to Common Shareholders
From net investment income	$(0.454)		$(0.891)	$(0.966)	$(1.041)	$(1.024)	$(1.020)

Total distributions to common shareholders	$(0.454)		$(0.891)	$(0.966)	$(1.041)	$(1.024)	$(1.020)

Premium from common shares sold through shelf offering (see Note 6)(1)	$—		$—	$0.002	$0.054	$—	$—

Net asset value — End of period (Common shares)	$14.400		$15.640	$16.080	$16.300	$15.510	$15.900

Market value — End of period (Common shares)	$13.130		$14.360	$15.180	$16.680	$15.790	$16.390

Total Investment Return on Net Asset Value(2)	(4.85	)%(3)	3.43%	4.87%	12.15%	4.43%	14.13%

Total Investment Return on Market Value(2)	(5.44	)%(3)	0.59%	(3.19)%	12.66%	3.13%	21.99%

33	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31,
Ratios/Supplemental Data			2015	2014	2013		2012		2011
Net assets applicable to common shares, end of period (000’s omitted)	$573,869		$623,439	$641,079	$646,842		$582,011		$595,890
Ratios (as a percentage of average daily net assets applicable to common shares):†
Expenses excluding interest and fees(4)	1.38	%(5)	1.37%	1.36%	1.38	%(6)	1.28	%(6)	1.22	%(6)
Interest and fee expense(7)	0.87	%(5)	0.80%	0.77%	0.66%		0.58%		0.65%
Total expenses	2.25	%(5)	2.17%	2.13%	2.04	%(6)	1.86	%(6)	1.87	%(6)
Net investment income	6.03	%(5)	5.60%	5.50%	6.61	%(6)	6.73	%(6)	6.43	%(6)
Portfolio Turnover	16	%(3)	32%	35%	47%		38%		50%
Senior Securities:
Total notes payable outstanding (in 000’s)	$288,000		$290,000	$300,000	$290,000		$260,000		$238,000
Asset coverage per $1,000 of notes payable(8)	$3,270		$3,426	$3,404	$3,506		$3,546		$3,840
Total preferred shares outstanding(9)	800		800	800	800		3,200		3,200
Asset coverage per preferred share(9)(10)	$255,943		$268,497	$268,705	$274,822		$67,796		$71,848
Involuntary liquidation preference per preferred share(9)(11)	$100,000		$100,000	$100,000	$100,000		$25,000		$25,000
Approximate market value per preferred share(9)(11)	$100,000		$100,000	$100,000	$100,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(7)	Interest and fee expense relates to variable rate term preferred shares and the notes payable, primarily incurred to redeem the Trust’s APS (see Note 9).

(8)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(9)	Preferred shares represent variable rate term preferred shares as of November 30, 2015 and May 31, 2015, 2014 and 2013 and APS as of May 31, 2012 and 2011.

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 256%, 268%, 269%, 275%, 271% and 287% at November 30, 2015 and May 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (variable rate term preferred shares and APS, as applicable) and borrowings are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31,
		2015	2014	2013	2012	2011
Expenses excluding interest and fees	0.85%	0.85%	0.85%	0.89%	0.81%	0.78%
Interest and fee expense	0.54%	0.50%	0.49%	0.42%	0.37%	0.42%
Total expenses	1.39%	1.35%	1.34%	1.31%	1.18%	1.20%
Net investment income	3.74%	3.50%	3.46%	4.23%	4.28%	4.14%

APS – Auction Preferred Shares

34	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Trust’s investment in Cash Reserves Fund reflects the Trust’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that

35

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Notes to Financial Statements (Unaudited) — continued

the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2015, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At November 30, 2015, the Trust had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

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Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Notes to Financial Statements (Unaudited) — continued

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to November 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Variable Rate Term Preferred Shares

On December 18, 2012, the Trust issued 800 shares of Series C-1 Variable Rate Term Preferred Shares (VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution (the Conduit), all of which are outstanding at November 30, 2015. The Trust used the net proceeds from the issuance to enter into a series of transactions which resulted in a redemption and/or repurchase of its Auction Preferred Shares.

The VRTP Shares are a form of preferred shares that represent stock of the Trust. The VRTP Shares have a par value of $0.01 per share, a liquidation preference of $100,000 per share, and a current mandatory redemption date of July 8, 2016, unless extended. The original mandatory redemption date of December 18, 2015 was extended on May 20, 2015 upon consent of the holders of the VRTP Shares and approval of the Trust’s Board of Trustees. Dividends on the VRTP Shares are determined each day based on a spread of 1.45% to the Conduit’s current cost of funding. Such spread to the cost of funding is determined based on the current credit rating of the VRTP Shares.

The VRTP Shares are redeemable at the option of the Trust at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Trust. The VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the VRTP Shares. The holders of the VRTP Shares, voting as a class, are entitled to elect two Trustees of the Trust. If the dividends on the VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the VRTP Shares is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations. Costs incurred by the Trust in connection with its offering of VRTP Shares were capitalized as deferred offering costs and are being amortized over a period of three years to the original mandatory redemption date of December 18, 2015. In connection with the issuance of VRTP Shares, the Trust paid an initial upfront fee to the Conduit of $400,000 that prior to the extension of the mandatory redemption date, was being amortized to interest expense and fees over a period of three years. In connection with the subsequent extension of the mandatory redemption date, the Trust paid an additional upfront fee of $74,074 which, together with the unamortized portion of the initial upfront fee, are being amortized over the remaining term of the VRTP Shares to July 8, 2016. The unamortized amounts as of November 30, 2015 are presented as prepaid upfront fees on VRTP Shares on the Statement of Assets and Liabilities. The carrying amount of the VRTP Shares at November 30, 2015 represents its liquidation value, which approximates fair value. If measured at fair value, the VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 12) at November 30, 2015.

The average liquidation preference of the VRTP Shares during the six months ended November 30, 2015 was $80,000,000.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding VRTP Shares. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Dividends to VRTP shareholders are accrued daily and payable monthly. The dividend rate on the VRTP Shares at November 30, 2015 was 1.79%. The amount of dividends accrued and the average annual dividend rate of the VRTP Shares during the six months ended November 30, 2015 were $697,586 and 1.74%, respectively.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At May 31, 2015, the Trust, for federal income tax purposes, had capital loss carryforwards of $107,490,819 and deferred capital losses of $1,854,178, which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforwards will expire on May 31, 2017 ($49,801,677), May 31, 2018 ($40,967,167) and May 31, 2019 ($16,721,975) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration

37

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Notes to Financial Statements (Unaudited) — continued

date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at May 31, 2015, $1,854,178 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Trust at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$987,530,169

Gross unrealized appreciation	$4,827,977
Gross unrealized depreciation	(69,146,474)

Net unrealized depreciation	$(64,318,497)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended November 30, 2015, the Trust’s investment adviser fee amounted to $3,639,069. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $151,842,352 and $172,026,207, respectively, for the six months ended November 30, 2015.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended November 30, 2015 and the year ended May 31, 2015.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended November 30, 2015 and the year ended May 31, 2015.

Pursuant to a registration statement filed with and declared effective on January 17, 2013 by the SEC, the Trust is authorized to issue up to an additional 3,755,456 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share.

During the six months ended November 30, 2015 and the year ended May 31, 2015, there were no shares sold by Trust pursuant to its shelf offering.

38

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Restricted Securities

At November 30, 2015, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Panolam Holdings Co.	12/30/09	280	$153,860	$243,608

Total Restricted Securities			$153,860	$243,608

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at November 30, 2015 is included in the Portfolio of Investments. At November 30, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At November 30, 2015, the Trust had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at November 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at November 30, 2015.

39

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$1,152,190	(1)	$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Trust’s derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Trust’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets as of November 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$837,453	$—	$—	$(360,000)	$477,453
HSBC Bank USA, N.A.	225,828	—	—	—	225,828
JPMorgan Chase Bank, N.A.	5,228	—	—	—	5,228
State Street Bank and Trust Company	83,681	—	(83,681)	—	—

	$1,152,190	$—	$(83,681)	$(360,000)	$708,509

(a)	In some instances, the actual collateral received may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended November 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$214,825	(1)	$1,497,143	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended November 30, 2015, which is indicative of the volume of this derivative type, was approximately $44,667,000.

9  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $310 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 15, 2016, the Trust also pays a program fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 50% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended November 30, 2015 totaled $1,221,443 and are included in interest expense and fees on the Statement of Operations. The Trust also paid a renewal fee of $310,000, which is being amortized to interest expense over a period of one year through March 2016. The unamortized balance at November 30, 2015 is approximately $91,000 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2015, the Trust had borrowings outstanding under the Agreement of $288,000,000 at an interest rate of 0.37%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the

40

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Notes to Financial Statements (Unaudited) — continued

carrying amount of the borrowings at November 30, 2015 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 12) at November 30, 2015. For the six months ended November 30, 2015, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $288,519,126 and 0.32%, respectively.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

41

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Notes to Financial Statements (Unaudited) — continued

At November 30, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$807,296,909	$2,096,194	$809,393,103
Corporate Bonds & Notes	—	53,954,958	32,902	53,987,860
Asset-Backed Securities	—	35,453,151	—	35,453,151
Common Stocks	638,526	—	3,814,199	4,452,725
Convertible Preferred Stocks	—	—	53,344	53,344
Closed-End Funds	11,914,201	—	—	11,914,201
Miscellaneous	—	1,109	0	1,109
Short-Term Investments	—	7,956,179	—	7,956,179

Total Investments	$12,552,727	$904,662,306	$5,996,639	$923,211,672

Forward Foreign Currency Exchange Contracts	$—	$1,152,190	$—	$1,152,190

Total	$12,552,727	$905,814,496	$5,996,639	$924,363,862

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2015 is not presented.

At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

13  Legal Proceedings

In May 2015, the Trust was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Trust is approximately $4,166,000 (equal to 0.73% of net assets applicable to common shares at November 30, 2015). The Trust cannot predict the outcome of these proceedings or the effect, if any, on the Trust’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Trust as incurred.

14  Subsequent Event

In December 2015, the redemption date of the VRTP Shares was further extended to October 8, 2016 from July 8, 2016 upon consent of the holders of the VRTP Shares and approval of the Trust’s Board of Trustees.

42

Eaton Vance

Floating-Rate Income Trust

November 30, 2015

Officers and Trustees

Officers of Eaton Vance Floating-Rate Income Trust

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Income Trust

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

** Ms.	Sutherland began serving as a Trustee effective May 1, 2015.

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2015, Trust records indicate that there are 9 registered shareholders and approximately 21,255 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFT.

43

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

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We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

44

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7739 11.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	January 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 14, 2016

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	January 14, 2016